Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700
                                                     March 6, 2006
VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.   20549

         Re: The Travelers Variable Life Insurance Separate Account One File No. 811-8952
                  The Travelers Variable Life Insurance Separate Account Three File No. 811-8950

Commissioners:

         Annual reports dated December 31, 2005 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the The Travelers Variable Life Insurance Separate Account One of The Travelers Life and Annuity Company and The Travelers Variable Life Insurance Separate Account Three of The Travelers Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain series of Greenwich Street Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The annual reports for certain series of Smith Barney Allocation Series Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001000077, File No. 811-7435.

The annual reports for certain portfolios of The Travelers Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000919557, File No. 811-08372.

The annual reports for certain portfolios of The Travelers Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000880583, File No. 811-06465.

The annual reports for certain portfolios of Vanguard Variable Insurance Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000857490, File No. 811-05962.

                                                     Sincerely,

                                                     /s/ John E. Connolly, Jr.
                                                     John E. Connolly, Jr.